UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                  as of January 31, 2019 (Unaudited)

DWS Global Income Builder Fund

		Shares	Value ($)
Common Stocks 54.7%
Communication Services 5.7%
Diversified Telecommunication Services 2.5%
AT&T, Inc.		110,215	3,313,063
BCE, Inc.		21,511	935,289
BT Group PLC		347,082	1,059,621
Deutsche Telekom AG (Registered)		52,009	846,135
Elisa Oyj		17,474	731,075
HKT Trust & HKT Ltd. "SS" (Units)		512,000	754,771
Nippon Telegraph & Telephone Corp.		21,600	926,300
Orange SA		52,337	813,006
Proximus SA		31,170	836,700
Singapore Telecommunications Ltd.		356,200	793,620
Swisscom AG (Registered)		2,474	1,189,391
Telefonica SA		96,049	825,652
Telenor ASA		37,586	709,335
Telia Co. AB		173,573	756,601
TELUS Corp.		35,497	1,243,253
Verizon Communications, Inc.		55,340	3,047,020
			18,780,832
Entertainment 0.4%
NetEase, Inc. (ADR)		5,954	1,499,991
Walt Disney Co.		13,570	1,513,327
			3,013,318
Interactive Media & Services 1.7%
Alphabet, Inc. "A"*		2,533	2,851,879
Alphabet, Inc. "C"*		2,679	2,990,755
Baidu, Inc. (ADR)*		8,998	1,553,325
Facebook, Inc. "A"*		20,018	3,336,800
Tencent Holdings Ltd. (ADR)		32,704	1,458,926
			12,191,685
Media 0.8%
Comcast Corp. "A"		39,998	1,462,727
Interpublic Group of Companies, Inc.		35,831	815,155
ITV PLC		483,667	820,368
Omnicom Group, Inc.		10,859	845,699
Shaw Communications, Inc. "B"		40,633	825,061
WPP PLC		75,061	857,927
			5,626,937
Wireless Telecommunication Services 0.3%
KDDI Corp.		37,800	954,366
NTT DoCoMo, Inc.		45,200	1,083,852
			2,038,218
Consumer Discretionary 5.5%
Auto Components 0.1%
Bridgestone Corp.		19,800	762,128
Automobiles 1.3%
Bayerische Motoren Werke AG		9,439	794,474
General Motors Co.		29,351	1,145,276
Honda Motor Co., Ltd.		32,600	973,744
Nissan Motor Co., Ltd.		144,300	1,228,041
Renault SA		32,275	2,292,112
Subaru Corp.		50,600	1,187,133
Toyota Motor Corp.		31,900	1,960,066
			9,580,846
Diversified Consumer Services 0.1%
Tal Education Group*		33,700	1,045,711
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.		21,960	1,264,457
Darden Restaurants, Inc.		7,343	770,501
Las Vegas Sands Corp.		13,700	799,532
McDonald's Corp.		10,218	1,826,774
Starbucks Corp.		17,344	1,181,820
TUI AG		54,273	822,665
Yum! Brands, Inc.		8,500	798,830
			7,464,579
Household Durables 0.5%
Berkeley Group Holdings PLC		17,454	859,629
Garmin Ltd.		11,948	826,562
Leggett & Platt, Inc.		21,080	863,437
Sekisui House Ltd. (a)		63,200	943,831
			3,493,459
Internet & Direct Marketing Retail 1.3%
Alibaba Group Holding Ltd. (ADR)*		8,018	1,350,953
Amazon.com, Inc.*		3,572	6,139,303
Ctrip.com International Ltd. (ADR)*		37,302	1,242,157
JD.com, Inc. (ADR)*		33,600	834,960
			9,567,373
Leisure Products 0.1%
Hasbro, Inc.		9,677	876,349
Multiline Retail 0.2%
Target Corp.		11,348	828,404
Wesfarmers Ltd.		33,435	782,866
			1,611,270
Specialty Retail 0.4%
Home Depot, Inc.		9,113	1,672,509
TJX Companies, Inc.		17,000	845,410
			2,517,919
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA (Registered)		11,949	822,983
NIKE, Inc. "B"		11,865	971,506
Tapestry, Inc.		21,809	844,227
VF Corp.		10,670	898,094
			3,536,810
Consumer Staples 4.4%
Beverages 0.9%
Ambev SA (ADR)		172,722	830,793
Anheuser-Busch InBev SA		11,445	875,672
Coca-Cola Co.		49,903	2,401,831
Diageo PLC		24,281	925,807
PepsiCo, Inc.		16,906	1,904,799
			6,938,902
Food & Staples Retailing 0.7%
Costco Wholesale Corp.		4,800	1,030,224
Lawson, Inc. (a)		12,300	760,326
Sysco Corp.		12,605	804,829
Walgreens Boots Alliance, Inc.		15,600	1,127,256
Walmart, Inc.		14,184	1,359,253
			5,081,888
Food Products 1.6%
Archer-Daniels-Midland Co.		28,728	1,289,887
Bunge Ltd.		16,700	919,669
General Mills, Inc.		19,993	888,489
Kellogg Co.		14,513	856,412
Kraft Heinz Co.		25,711	1,235,671
Mondelez International, Inc. "A"		22,700	1,050,102
Mowi ASA		36,521	804,465
Nestle SA (Registered)		37,631	3,269,473
The Hershey Co.		7,238	767,952
The JM Smucker Co.		7,900	828,552
			11,910,672
Household Products 0.6%
Colgate-Palmolive Co.		12,779	826,546
Kimberly-Clark Corp.		7,213	803,384
Procter & Gamble Co.		28,839	2,782,098
			4,412,028
Tobacco 0.6%
Altria Group, Inc.		29,231	1,442,550
Japan Tobacco, Inc.		34,600	874,484
Philip Morris International, Inc.		22,856	1,753,512
			4,070,546
Energy 4.5%
Oil, Gas & Consumable Fuels
BP PLC		299,277	2,040,005
Chevron Corp.		22,564	2,586,962
Enagas SA		27,193	792,339
Enbridge, Inc.		24,564	897,536
Eni SpA		48,977	830,467
Exxon Mobil Corp.		49,358	3,616,954
Gazprom PJSC (ADR)		311,546	1,525,018
JXTG Holdings, Inc.		303,400	1,653,896
Kinder Morgan, Inc.		57,028	1,032,207
LUKOIL PJSC (ADR)		26,478	2,123,536
Occidental Petroleum Corp.		14,859	992,284
ONEOK, Inc.		13,568	871,201
Pembina Pipeline Corp.		24,726	881,062
Petroleo Brasileiro SA (ADR)		68,300	1,113,290
Phillips 66		8,707	830,735
Plains GP Holdings LP "A"		32,708	747,051
Repsol SA		54,147	950,842
Royal Dutch Shell PLC "A"		71,126	2,202,450
Royal Dutch Shell PLC "B"		60,025	1,864,972
Snam SpA		173,045	827,440
TOTAL SA (a)		29,311	1,608,129
TransCanada Corp.		19,943	848,141
Valero Energy Corp.		10,184	894,359
Williams Companies, Inc.		34,835	938,106
			32,668,982
Financials 8.2%
Banks 5.3%
Aozora Bank Ltd.		33,300	1,023,273
Australia & New Zealand Banking Group Ltd.		48,852	888,073
Banco Bradesco SA (ADR) (Preferred)		69,460	862,693
Banco Santander SA		294,047	1,397,059
Bank of America Corp.		84,234	2,398,142
Bank of Montreal (a)		15,940	1,166,794
Bank of Nova Scotia		18,846	1,072,857
BB&T Corp.		16,834	821,499
Canadian Imperial Bank of Commerce		10,120	858,076
Citigroup, Inc.		26,371	1,699,875
Commonwealth Bank of Australia		23,512	1,195,602
HSBC Holdings PLC		262,472	2,201,765
ICICI Bank Ltd. (ADR)		86,600	884,186
Itau Unibanco Holding SA (ADR) (Preferred)		87,300	928,872
Japan Post Bank Co., Ltd.		67,200	781,368
JPMorgan Chase & Co.		33,965	3,515,377
Lloyds Banking Group PLC		1,231,904	939,212
Mitsubishi UFJ Financial Group, Inc.		343,100	1,836,117
Mizuho Financial Group, Inc.		528,600	870,877
People's United Financial, Inc.		79,116	1,295,920
Royal Bank of Canada		17,450	1,328,322
Sberbank of Russia PJSC (ADR)		194,734	2,644,488
Skandinaviska Enskilda Banken AB "A"		79,702	837,064
Sumitomo Mitsui Financial Group, Inc.		22,300	827,769
Swedbank AB "A"		34,969	794,538
Toronto-Dominion Bank		17,771	1,000,840
U.S. Bancorp.		30,857	1,578,644
Wells Fargo & Co.		61,503	3,008,112
			38,657,414
Capital Markets 0.2%
CME Group, Inc.		4,804	875,673
UBS Group AG (Registered)		60,891	788,790
			1,664,463
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. "B"*		9,407	1,933,515
Insurance 2.4%
Ageas		17,555	813,352
Allianz SE (Registered)		4,121	874,024
American Financial Group, Inc.		11,750	1,120,832
Assicurazioni Generali SpA		45,160	792,128
AXA SA		39,025	906,389
Baloise Holding AG (Registered)		5,499	852,468
Chubb Ltd.		6,515	866,821
Japan Post Holdings Co., Ltd.		65,600	805,605
Legal & General Group PLC		304,527	1,038,476
MetLife, Inc.		19,276	880,335
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		3,528	786,708
Poste Italiane SpA 144A		93,690	806,840
Power Corp. of Canada		61,100	1,214,606
Power Financial Corp.		56,562	1,160,555
Sampo Oyj "A"		28,047	1,286,969
Swiss Life Holding AG (Registered)		2,001	827,677
Swiss Re AG		14,985	1,436,292
Zurich Insurance Group AG		4,863	1,528,543
			17,998,620
Health Care 5.4%
Biotechnology 0.8%
AbbVie, Inc.		20,076	1,611,902
Amgen, Inc.		9,122	1,706,818
Biogen., Inc.*		2,500	834,450
Gilead Sciences, Inc.		20,739	1,451,937
			5,605,107
Health Care Equipment & Supplies 0.3%
Abbott Laboratories		13,779	1,005,591
Medtronic PLC		12,445	1,100,014
			2,105,605
Health Care Providers & Services 0.6%
Anthem, Inc.		3,200	969,600
CVS Health Corp.		15,970	1,046,834
UnitedHealth Group, Inc.		8,772	2,370,194
			4,386,628
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.		4,100	1,007,247
Pharmaceuticals 3.6%
Allergan PLC		5,900	849,482
Astellas Pharma, Inc.		56,600	840,483
AstraZeneca PLC		14,907	1,084,413
Bayer AG (Registered)		10,983	832,275
Bristol-Myers Squibb Co.		21,538	1,063,331
Daiichi Sankyo Co., Ltd.		23,400	810,774
Eli Lilly & Co.		13,557	1,624,942
GlaxoSmithKline PLC		66,150	1,284,818
Johnson & Johnson		31,603	4,205,727
Merck & Co., Inc.		35,080	2,611,004
Novartis AG (Registered)		26,874	2,348,283
Novo Nordisk AS ''B"		20,980	981,655
Pfizer, Inc.		75,408	3,201,070
Roche Holding AG (Genusschein)		10,290	2,737,597
Sanofi		15,734	1,367,204
Takeda Pharmaceutical Co., Ltd.		22,700	916,944
			26,760,002
Industrials 5.3%
Aerospace & Defense 1.1%
BAE Systems PLC		127,817	860,005
Boeing Co.		5,552	2,140,962
General Dynamics Corp.		4,800	821,616
Lockheed Martin Corp.		3,487	1,010,149
Northrop Grumman Corp.		3,083	849,521
Raytheon Co.		5,348	881,136
United Technologies Corp.		9,771	1,153,662
			7,717,051
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"		8,540	900,116
Airlines 0.3%
Deutsche Lufthansa AG (Registered)		35,363	893,512
International Consolidated Airlines Group SA		99,978	845,590
Japan Airlines Co., Ltd.		21,600	786,415
			2,525,517
Building Products 0.2%
Johnson Controls International PLC		32,452	1,095,904
Commercial Services & Supplies 0.3%
Quad Graphics, Inc.		10	135
Republic Services, Inc.		10,816	829,696
Secom Co., Ltd.		9,000	752,632
Waste Management, Inc.		8,490	812,238
			2,394,701
Construction & Engineering 0.4%
Kajima Corp.		54,700	776,460
Obayashi Corp.		101,600	965,082
Skanska AB "B"		46,272	809,104
			2,550,646
Electrical Equipment 0.3%
ABB Ltd. (Registered)		42,276	811,127
Eaton Corp. PLC		11,494	876,417
Emerson Electric Co.		13,087	856,806
			2,544,350
Industrial Conglomerates 0.5%
3M Co.		6,294	1,260,688
Honeywell International, Inc.		8,669	1,245,129
Siemens AG (Registered)		7,258	797,068
			3,302,885
Machinery 0.7%
Caterpillar, Inc.		6,137	817,203
Cummins, Inc.		5,760	847,354
Illinois Tool Works, Inc.		6,093	836,630
Ingersoll-Rand PLC		8,243	824,630
Kone Oyj "B"		16,377	795,918
Mitsubishi Heavy Industries Ltd.		22,400	864,448
			4,986,183
Marine 0.1%
Kuehne + Nagel International AG (Registered)		5,788	784,087
Professional Services 0.4%
Adecco Group AG (Registered)		17,273	864,989
Nielsen Holdings PLC		30,674	787,708
RELX PLC		37,548	832,445
SGS SA (Registered)		329	793,193
			3,278,335
Road & Rail 0.2%
Aurizon Holdings Ltd.		257,981	824,735
Union Pacific Corp.		6,081	967,305
			1,792,040
Trading Companies & Distributors 0.7%
ITOCHU Corp.		54,000	989,145
Marubeni Corp.		105,800	823,012
Mitsubishi Corp.		38,500	1,126,022
Mitsui & Co., Ltd.		65,100	1,061,522
Sumitomo Corp.		61,200	945,254
			4,944,955
Information Technology 9.2%
Communications Equipment 0.8%
Cisco Systems, Inc.		60,182	2,846,007
Juniper Networks, Inc.		29,300	760,042
Motorola Solutions, Inc.		7,875	920,666
Nokia Oyj		168,554	1,064,506
			5,591,221
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.		26,269	873,707
TE Connectivity Ltd.		10,474	847,870
			1,721,577
IT Services 2.7%
Accenture PLC "A"		9,026	1,385,942
Automatic Data Processing, Inc.		7,377	1,031,600
Broadridge Financial Solutions, Inc.		7,872	793,734
Cognizant Technology Solutions Corp. "A"		15,761	1,098,226
DXC Technology Co.		13,400	859,208
Fidelity National Information Services, Inc.		8,236	860,909
Fujitsu Ltd.		12,900	863,802
Infosys Ltd. (ADR)		105,866	1,143,353
International Business Machines Corp.		17,059	2,293,071
Leidos Holdings, Inc.		16,770	972,660
MasterCard, Inc. "A"		9,878	2,085,542
Otsuka Corp.		26,700	860,279
Paychex, Inc.		15,480	1,095,984
PayPal Holdings, Inc.*		9,300	825,468
Visa, Inc. "A"		18,057	2,437,875
Western Union Co.		61,964	1,130,843
			19,738,496
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.		9,274	916,828
Broadcom, Inc.		5,454	1,463,036
Intel Corp.		49,752	2,344,314
KLA-Tencor Corp.		8,582	914,584
Maxim Integrated Products, Inc.		15,225	826,261
QUALCOMM., Inc.		22,347	1,106,623
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		79,427	2,988,044
Texas Instruments, Inc.		12,699	1,278,535
Tokyo Electron Ltd.		7,700	1,109,618
			12,947,843
Software 1.9%
Adobe, Inc.*		3,636	901,073
Intuit, Inc.		3,919	845,799
Micro Focus International PLC		43,351	826,584
Microsoft Corp.		74,819	7,813,348
Oracle Corp.		32,107	1,612,735
salesforce.com, Inc.*		6,200	942,214
SAP SE		8,001	828,082
			13,769,835
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.		48,461	8,065,849
Canon, Inc.		30,600	875,895
HP, Inc.		47,977	1,056,933
Samsung Electronics Co., Ltd. (GDR)		936	963,144
Seagate Technology PLC		21,127	935,504
Xerox Corp.		54,801	1,545,936
			13,443,261
Materials 1.1%
Chemicals 0.5%
Air Products & Chemicals, Inc.		4,714	774,934
DowDuPont, Inc.		19,354	1,041,439
GEO Specialty Chemicals, Inc.* (b)		433,490	54,230
Linde PLC		7,100	1,157,371
LyondellBasell Industries NV "A"		9,902	861,177
			3,889,151
Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)		30,454	1,435,742
Metals & Mining 0.3%
JFE Holdings, Inc.		99,700	1,756,804
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		30,096	871,279
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.		4,430	854,636
Camden Property Trust		8,890	861,885
Crown Castle International Corp.		6,959	814,621
H&R Real Estate Investment Trust		56,800	959,239
HCP, Inc.		26,849	846,817
Japan Retail Fund Investment Corp.		388	794,730
Land Securities Group PLC		73,483	834,706
Liberty Property Trust		18,184	857,194
Mid-America Apartment Communities, Inc.		8,112	821,583
National Retail Properties, Inc.		16,156	851,583
Prologis, Inc.		12,934	894,515
Public Storage		4,348	924,037
Realty Income Corp.		12,077	829,569
RioCan Real Estate Investment Trust		42,765	811,394
Simon Property Group, Inc.		4,694	854,871
The Macerich Co.		17,054	787,213
Ventas, Inc.		15,938	1,027,842
Vicinity Centres		433,021	822,748
Welltower, Inc.		10,998	852,235
WP Carey, Inc.		11,700	876,213
			17,177,631
Utilities 3.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.		11,720	927,287
Duke Energy Corp.		13,959	1,225,321
Entergy Corp.		10,307	919,281
Evergy, Inc.		16,900	968,708
Exelon Corp.		20,629	985,241
FirstEnergy Corp.		21,100	827,120
Fortum Oyj		38,061	864,004
NextEra Energy, Inc.		5,193	929,443
OGE Energy Corp.		21,000	859,950
Pinnacle West Capital Corp.		10,600	934,072
Power Assets Holdings Ltd.		113,000	761,151
PPL Corp.		31,548	988,083
Southern Co.		28,433	1,381,844
Xcel Energy, Inc.		17,900	937,244
			13,508,749
Multi-Utilities 1.3%
Ameren Corp.		13,100	908,354
CenterPoint Energy, Inc.		29,134	900,823
Consolidated Edison, Inc.		10,912	847,317
Dominion Energy, Inc		13,427	943,113
DTE Energy Co.		8,600	1,012,650
Engie SA		50,957	818,124
National Grid PLC		77,323	840,124
Public Service Enterprise Group, Inc.		19,000	1,036,450
Sempra Energy		8,600	1,006,028
WEC Energy Group, Inc.		12,822	936,391
			9,249,374
Total Common Stocks (Cost $378,032,520)			401,226,786
Preferred Stocks 5.7%
Communication Services 0.5%
AT&T, Inc. 5.35%		100,000	2,473,000
Verizon Communications, Inc. 5.9%		60,000	1,563,000
			4,036,000
Financials 3.5%
Bank of America Corp. Series Y, 6.5%		75,000	1,944,750
BB&T Corp. 5.625%		75,000	1,935,000
Capital One Financial Corp. Series G, 5.2%		100,000	2,392,000
Charles Schwab Corp. Series D, 5.95%		75,000	1,956,000
Citigroup, Inc. Series S, 6.3%		75,000	1,903,500
Fifth Third Bancorp. Series I, 6.625%		75,000	2,013,750
JPMorgan Chase & Co. Series AA, 6.1%		75,000	1,938,750
KeyCorp Series E, 6.125%		75,000	2,036,250
Morgan Stanley Series K, 5.85%		75,000	1,904,250
PNC Financial Services Group, Inc. Series P, 6.125%		75,000	1,976,250
Regions Financial Corp. Sereis B, 6.375%		80,000	2,113,600
The Goldman Sachs Group, Inc. Series J, 5.5%		73,000	1,831,570
Wells Fargo & Co. Series Y, 5.625%		75,000	1,861,500
			25,807,170
Real Estate 1.2%
AGNC Investment Corp. Series C, 7.0%		64,439	1,622,574
AGNC Investment Corp. Series B, 7.75%		80,000	2,004,000
Kimco Realty Corp. Series L, 5.125%		75,000	1,579,500
Prologis, Inc. Series Q, 8.54%		236	15,092
Simon Property Group, Inc. Series J, 8.375%		17,000	1,190,000
VEREIT, Inc. Series F, 6.7%		75,000	1,885,500
			8,296,666
Utilities 0.5%
Dominion Energy, Inc. Series A, 5.25%		60,000	1,480,200
Southern Co. 5.25%		100,000	2,426,000
			3,906,200
Total Preferred Stocks (Cost $44,523,394)			42,046,036
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)		506	13,937
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 12.9%
Communication Services 1.8%
Altice Financing SA, 144A, 7.5%, 5/15/2026		900,000	852,750
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		2,035,000	2,040,698
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)		370,000	375,550
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022		595,000	608,388
CSC Holdings LLC:
144A, 5.125%, 12/15/2021		1,390,000	1,392,154
144A, 5.5%, 4/15/2027		1,800,000	1,759,464
DISH DBS Corp., 5.0%, 3/15/2023		845,000	735,150
Expedia Group, Inc., 3.8%, 2/15/2028		820,000	773,050
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		50,000	45,515
Netflix, Inc., 4.375%, 11/15/2026 (a)		1,000,000	946,875
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,519,341
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		2,000,000	1,970,000
Zayo Group LLC, 6.375%, 5/15/2025		265,000	258,706
			13,277,641
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025		2,000,000	1,930,000
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)		1,750,000	1,701,875
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		105,000	105,525
Dana, Inc., 5.5%, 12/15/2024		170,000	166,600
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	161,287
			4,065,287
Consumer Staples 0.1%
B&G Foods, Inc., 5.25%, 4/1/2025		1,030,000	1,009,915
Energy 4.6%
Antero Resources Corp., 5.125%, 12/1/2022		440,000	439,450
Boardwalk Pipelines LP, 4.95%, 12/15/2024		2,000,000	2,025,112
Buckeye Partners LP, 3.95%, 12/1/2026		500,000	452,445
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		2,000,000	2,106,920
Chesapeake Energy Corp., 8.0%, 1/15/2025 (a)		630,000	633,931
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		2,000,000	2,017,500
CrownRock LP, 144A, 5.625%, 10/15/2025		1,000,000	960,000
Enbridge, Inc., 5.5%, 7/15/2077		1,500,000	1,365,646
Energy Transfer LP, 5.5%, 6/1/2027		1,000,000	1,037,500
EnLink Midstream Partners LP, 4.85%, 7/15/2026		1,500,000	1,406,250
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		870,000	846,075
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		1,000,000	1,007,880
144A, 4.75%, 4/19/2027		2,000,000	2,022,520
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (a)		210,000	201,012
Marathon Petroleum Corp., 144A, 5.125%, 12/15/2026		2,000,000	2,073,483
MEG Energy Corp., 144A, 6.5%, 1/15/2025		500,000	491,250
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (a)		549,000	547,627
Petrobras Global Finance BV, 5.299%, 1/27/2025		2,000,000	1,998,700
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	1,220,000	1,373,709
Plains All American Pipeline LP, 2.85%, 1/31/2023		230,000	219,969
Range Resources Corp.:
4.875%, 5/15/2025		140,000	126,350
5.0%, 8/15/2022		2,000,000	1,942,500
5.875%, 7/1/2022		175,000	175,438
Resolute Energy Corp., 8.5%, 5/1/2020		1,000,000	1,002,500
Southwestern Energy Co., 7.75%, 10/1/2027 (a)		1,000,000	1,030,000
Targa Resources Partners LP, 5.375%, 2/1/2027		2,000,000	1,930,000
Weatherford International Ltd., 9.875%, 2/15/2024 (a)		750,000	487,500
Whiting Petroleum Corp., 6.25%, 4/1/2023		985,000	972,687
WildHorse Resource Development Corp., 6.875%, 2/1/2025		500,000	506,150
WPX Energy, Inc., 5.25%, 9/15/2024		2,000,000	1,970,000
			33,370,104
Financials 3.1%
AerCap Ireland Capital DAC, 3.75%, 5/15/2019		70,000	70,125
Akbank Turk AS, 144A, 5.0%, 10/24/2022		500,000	474,443
Barclays PLC, 4.836%, 5/9/2028		4,300,000	4,130,326
BPCE SA, 144A, 4.875%, 4/1/2026		3,300,000	3,322,061
Credit Suisse Group AG, 144A, 7.5%, Perpetual (d)		1,500,000	1,591,053
FS KKR Capital Corp., 4.75%, 5/15/2022		310,000	308,686
HSBC Holdings PLC, 6.0%, Perpetual (d)		1,000,000	962,500
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	106,050
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	498,415
Royal Bank of Scotland Group PLC, 7.5%, Perpetual (d)		5,000,000	5,112,500
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		1,000,000	930,400
144A, 5.125%, 9/29/2023		1,500,000	1,357,380
The Goldman Sachs Group, Inc., Series P, 5.0%, Perpetual (d)		2,000,000	1,842,500
Westpac Banking Corp., 5.0%, Perpetual (d)		2,105,000	1,822,691
			22,529,130
Health Care 0.2%
Endo Dac:
144A, 6.0%, 7/15/2023		230,000	187,938
144A, 6.0%, 2/1/2025		160,000	123,600
HCA, Inc., 5.25%, 6/15/2026		1,000,000	1,049,375
			1,360,913
Industrials 0.3%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		1,480,000	1,409,700
Masonite International Corp., 144A, 5.625%, 3/15/2023		116,000	117,195
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		850,000	863,005
			2,389,900
Materials 1.4%
AK Steel Corp., 7.0%, 3/15/2027 (a)		2,500,000	2,031,250
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		2,000,000	2,067,500
Cascades, Inc., 144A, 5.5%, 7/15/2022		36,000	35,820
CF Industries, Inc., 144A, 4.5%, 12/1/2026		95,000	93,851
Chemours Co., 6.625%, 5/15/2023		905,000	935,544
Constellium NV, 144A, 6.625%, 3/1/2025		1,000,000	995,000
Hexion, Inc., 6.625%, 4/15/2020		315,000	251,016
Metinvest BV, 144A, 7.75%, 4/23/2023		1,250,000	1,190,625
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		50,000	53,874
United States Steel Corp., 6.875%, 8/15/2025		2,000,000	1,895,000
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023 (a)		1,100,000	1,069,750
			10,619,230
Real Estate 0.3%
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		555,000	546,373
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		400,000	357,126
Omega Healthcare Investors, Inc.:
(REIT), 4.15%, 2/1/2022		260,000	256,844
(REIT), 4.25%, 5/15/2024		210,000	198,807
(REIT), 4.75%, 1/15/2028 (a)		490,000	485,922
			1,845,072
Utilities 0.5%
AmeriGas Partners LP, 5.75%, 5/20/2027		2,000,000	1,910,000
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		800,000	785,752
NGL Energy Partners LP, 5.125%, 7/15/2019		175,000	175,000
NRG Energy, Inc., 6.25%, 5/1/2024		870,000	900,450
			3,771,202
Total Corporate Bonds (Cost $98,451,150)			94,238,394
Asset-Backed 7.4%
Credit Card Receivables 1.3%
Chase Issuance Trust, "A1", Series 2018-A1, 2.709% **, 4/17/2023		9,700,000	9,691,666
Miscellaneous 6.1%
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 4.321% **, 7/25/2030		8,500,000	8,397,796
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	977,779
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,566,150	1,531,742
Dryden 55 CLO Ltd.:
"B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550%, 4.337% ** , 4/15/2031		8,500,000	8,333,536
"D", Series 2018-55A, 144A, 3-month USD-LIBOR + 2.850%, 5.637% ** , 4/15/2031		2,000,000	1,929,344
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.48% **, 7/18/2030		1,130,000	1,116,604
GoldenTree Loan Management Eur CLO Ltd., "C1A", Series 2X, REG S, 3-month EURO-LIBOR + 2.450% floor, 2.45% **, 1/20/2032	EUR	2,370,000	2,724,832
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		405,520	399,111
Jubilee CLO BV, "C1", Series 2018-21A, 144A, 3-month EURO-LIBOR + 2.500% floor, 2.5% **, 1/15/2032	EUR	2,500,000	2,832,755
Madison Park Funding XIV Ltd., "DRR", Series 2014-14A, 144A, 3-month USD-LIBOR + 2.950%, 5.711% **, 10/22/2030		2,500,000	2,418,765
Neuberger Berman CLO Ltd.:
"B", Series 2018-28A, 144A, 3-month USD-LIBOR + 1.600%, 4.361% ** , 4/20/2030		4,250,000	4,189,769
"D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 5.611% ** , 4/20/2030		1,000,000	951,325
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		3,500,000	3,548,860
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.871% **, 7/20/2030		2,000,000	1,984,396
Voya CLO Ltd., "CR", Series 2016-3A, 144A, 3-month USD-LIBOR + 3.250%, 6.03% **, 10/18/2031		2,000,000	1,942,096
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		920,700	897,719
			44,176,429
Total Asset-Backed (Cost $54,468,876)			53,868,095
Mortgage-Backed Securities Pass-Throughs 2.5%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		18,173	19,622
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2042 until 2/1/2049 (e)		9,942,976	10,196,283
4.5%, 2/1/2049 (e)		7,700,000	8,002,887
Government National Mortgage Association, 6.5%, 8/20/2034		45,419	52,257
Total Mortgage-Backed Securities Pass-Throughs (Cost $18,254,805)			18,271,049
Commercial Mortgage-Backed Securities 1.3%
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.809% **, 11/15/2035		998,510	992,489
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.253% **, 11/19/2035		1,250,000	1,245,424
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.542% **, 12/25/2024		7,377,986	203,805
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,080,284	1,937,345
GS Mortgage Securities Corp., "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 4.109% **, 11/15/2035		2,750,000	2,743,068
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.9% **, 11/15/2035		2,000,000	2,006,247
Total Commercial Mortgage-Backed Securities (Cost $9,280,329)			9,128,378
Collateralized Mortgage Obligations 1.8%
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.51% ** , 3/25/2031		1,041,667	1,030,420
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.66% ** , 9/25/2028		52,965	53,015
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.66% ** , 10/25/2030		1,000,000	999,998
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.86% ** , 1/25/2031		2,400,000	2,405,609
Federal Home Loan Mortgage Corp.:
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		245,131	33,778
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		4,272,420	928,856
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		1,022,516	56,001
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	759,742
"ZL", Series 2017-55, 3.0%, 10/25/2046		1,572,876	1,410,590
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,105,779	225,567
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		302,676	46,790
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 5.16% ** , 1/25/2049		360,000	360,000
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 5.01% ** , 3/25/2030		1,000,000	1,027,166
"M2", Series 2017-DNA2, 1-month USD-LIBOR + 3.450%, 5.96% ** , 10/25/2029		1,500,000	1,618,922
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		922,047	104,266
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,142,751	152,726
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		101,184	16,729
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		138,098	23,619
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		679,116	126,278
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		658,034	122,245
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		443,692	75,870
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.61% **, 9/25/2048		1,945,946	1,910,683
Total Collateralized Mortgage Obligations (Cost $12,485,565)			13,488,870
Government & Agency Obligations 6.2%
Other Government Related (f) 1.1%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		700,000	607,191
Gazprom OAO, 144A, 4.95%, 7/19/2022		1,500,000	1,530,390
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		3,000,000	3,330,000
Vnesheconombank, 144A, 6.902%, 7/9/2020		2,000,000	2,047,000
			7,514,581
Sovereign Bonds 3.0%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		900,000	877,680
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024 (a)		900,000	857,610
144A, 6.375%, 3/3/2028		400,000	382,512
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		2,150,000	2,246,887
Oman Government International Bond, 144A, 4.75%, 6/15/2026		1,000,000	890,000
Republic of Angola, 144A, 9.5%, 11/12/2025		1,450,000	1,616,712
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		2,000,000	1,185,000
Republic of Ecuador, 144A, 8.75%, 6/2/2023		1,400,000	1,386,980
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	336,178
Republic of Indonesia, 4.45%, 2/11/2024		1,280,000	1,310,176
Republic of Kenya, 144A, 6.875%, 6/24/2024		1,400,000	1,397,060
Republic of Namibia, 144A, 5.25%, 10/29/2025		2,000,000	1,907,280
Republic of Nigeria, 144A, 6.5%, 11/28/2027		700,000	668,780
Republic of Senegal, 144A, 6.25%, 7/30/2024 (a)		2,500,000	2,536,300
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		525,000	518,381
Republic of Zambia, 144A, 5.375%, 9/20/2022		2,000,000	1,563,920
State of Qatar, 144A, 3.25%, 6/2/2026		2,400,000	2,349,672
			22,031,128
U.S. Treasury Obligations 2.1%
U.S. Treasury Bonds, 3.0%, 2/15/2048		75,000	74,804
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		15,221,850	15,149,903
U.S. Treasury Notes:
1.625%, 8/31/2022		1,000,000	972,344
2.375%, 5/15/2027		30,000	29,536
			16,226,587
Total Government & Agency Obligations (Cost $46,168,927)			45,772,296
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.707% **PIK, 10/18/2025 (b) (Cost $765,792)		761,010	821,130
Loan Participations and Assignments 1.1%
Senior Loans **
Berry Global, Inc., Term Loan S, 1-month USD LIBOR + 1.750%, 4.266%, 2/8/2020		984	981
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 6/24/2021		2,277,373	2,273,296
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 4.26%, 10/25/2023		1,389,235	1,377,087
NRG Energy, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.249%, 6/30/2023		1,083,167	1,067,656
Outfront Media Capital LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.503%, 3/18/2024		1,237,500	1,234,016
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 4/11/2025		709,173	697,501
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.999%, 6/9/2023		1,277,737	1,252,981
Total Loan Participations and Assignments (Cost $7,979,243)			7,903,518
		Shares	Value ($)
Exchange-Traded Funds 3.6%
iShares JP Morgan USD Emerging Markets Bond ETF		68,317	7,438,355
SPDR Bloomberg Barclays Convertible Securities ETF		377,000	19,049,810
Total Exchange-Traded Funds (Cost $27,248,220)			26,488,165
		Principal Amount ($)(c)	Value ($)
Short-Term U.S. Treasury Obligations 2.2%
U.S. Treasury Bills:
2.362% ***, 8/15/2019 (g)		8,300,000	8,191,426
2.573% ***, 10/10/2019 (h)		8,297,000	8,156,717
Total Short-Term U.S. Treasury Obligations (Cost $16,341,964)			16,348,143
		Shares	Value ($)
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (i) (j) (Cost $13,692,348)		13,692,348	13,692,348
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 2.41% (i) (Cost $13,283,279)		13,283,279	13,283,279
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $741,066,621)		103.2	756,590,424
Other Assets and Liabilities, Net		(3.2)	(23,549,059)
Net Assets		100.0	733,041,365

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (i) (j)
16,553,728	—	2,861,380 (k)	—	—	54,387	—	13,692,348	13,692,348
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 2.41% (i)
32,523,513	56,896,125	76,136,359	—	—	107,004	—	13,283,279	13,283,279
49,077,241	56,896,125	78,997,739	—	—	161,391	—	26,975,627	26,975,627

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $13,150,591, which is 1.8% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) Perpetual, callable security with no stated maturity date.
(e) When-issued, delayed delivery or forward commitment securities included.
(f) Government-backed debt issued by financial companies or government sponsored enterprises.
(g) At January 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) At January 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
EURIBOR: Euro Interbank Offered Rate
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2019	240	28,560,473	29,392,497	832,024
3 Month Euro Euribor Interest Rate	EUR	12/16/2019	10	2,867,668	2,868,510	842
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/16/2019	11	2,783,339	2,784,429	1,090
3 Month Euroyen	JPY	12/16/2019	13	2,981,358	2,982,362	1,004
3 Month Sterling (Short Sterling) Interest Rate	GBP	12/18/2019	18	2,917,927	2,920,998	3,071
90 Day Eurodollar	USD	12/16/2019	12	2,908,530	2,921,700	13,170
ASX 90 Day Bank Accepted Bills	AUD	12/12/2019	16	11,573,072	11,577,872	4,800
Euro Stoxx 50 Index	EUR	3/15/2019	235	8,169,466	8,478,278	308,812
MSCI Mini Emerging Market Index	USD	3/15/2019	472	23,111,260	25,124,560	2,013,300
S&P 500 E-Mini Index	USD	3/15/2019	154	19,539,438	20,824,650	1,285,212
Ultra 10 Year U.S. Treasury Note	USD	3/20/2019	139	17,730,153	18,165,563	435,410
Total unrealized appreciation						4,898,735

At January 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	3/29/2019	76	16,118,241	16,136,938	(18,697)
5 Year U.S. Treasury Note	USD	3/29/2019	231	26,087,576	26,532,516	(444,940)
Euro-Schatz	EUR	3/7/2019	471	60,314,500	60,312,527	1,973
U.S. Treasury Long Bond	USD	3/20/2019	30	4,178,138	4,400,625	(222,487)
Total net unrealized depreciation						(684,151)

At January 31, 2019, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount ($)(l)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
iTRAXX Europe Crossover Series 29	5.0%/ Quarterly	6/20/2023	8,879,940	EUR	860,596	849,883	10,713
Markit CDX North America Investment Grade Index	5.0%/ Quarterly	6/20/2023	9,154,000	USD	668,584	538,074	130,510
Total unrealized appreciation						141,223

At January 31, 2019, open credit default swap contracts purchased were as follows:

Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments (Received) ($)	Unrealized Depreciation ($)
iTRAXX Europe Series 29	1.0%/ Quarterly	6/20/2023	18,000,000	EUR	(387,035)	(325,951)	(61,084)
Markit CDX North America Investment Grade Index	1.0%/ Quarterly	6/20/2023	18,000,000	USD	(319,170)	(284,411)	(34,759)
Total unrealized depreciation						(95,843)

(l)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At January 31, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed — 2.636% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2025	10,900,000	USD	(59,552)	—	(59,552)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2019 is 2.738%.
At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,886,566	AUD	2,600,000	2/19/2019	3,794	National Australia Bank Ltd.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,777,520	EUR	1,544,504	2/5/2019	(9,534)	Credit Agricole
AUD	2,600,000	USD	1,881,542	2/19/2019	(8,818)	Australia and New Zealand Banking Group Ltd.
EUR	4,870,000	USD	5,565,936	2/28/2019	(19,527)	JPMorgan Chase Securities, Inc.
CNY	24,485,945	USD	3,574,916	4/10/2019	(77,282)	Credit Agricole
Total unrealized depreciation					(115,161)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
CNY	Yuan Renminbi
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$27,692,270	$13,958,720	$—	$41,650,990
Consumer Discretionary	27,026,772	13,429,672	—	40,456,444
Consumer Staples	24,903,809	7,510,227	—	32,414,036
Energy	19,898,442	12,770,540	—	32,668,982
Financials	33,117,034	27,136,978	—	60,254,012
Health Care	26,660,143	13,204,446	—	39,864,589
Industrials	19,815,005	19,001,765	—	38,816,770
Information Technology	60,783,467	6,428,766	—	67,212,233
Materials	3,834,921	4,063,825	54,230	7,952,976
Real Estate	14,725,447	2,452,184	—	17,177,631
Utilities	19,474,720	3,283,403	—	22,758,123
Preferred Stocks (m)	42,046,036	—	—	42,046,036
Warrant	—	—	13,937	13,937
Fixed Income Investments (m)
Corporate Bonds	—	94,238,394	—	94,238,394
Asset-Backed	—	53,868,095	—	53,868,095
Mortgage-Backed Securities Pass-Throughs	—	18,271,049	—	18,271,049
Commercial Mortgage-Backed Securities	—	9,128,378	—	9,128,378
Collateralized Mortgage Obligations	—	13,488,870	—	13,488,870
Government & Agency Obligations	—	45,772,296	—	45,772,296
Convertible Bond	—	—	821,130	821,130
Loan Participations and Assignments	—	7,903,518	—	7,903,518
Short-Term U.S. Treasury Obligation	—	16,348,143	—	16,348,143
Exchange-Traded Funds	26,488,165	—	—	26,488,165
Short-Term Investments (m)	26,975,627	—	—	26,975,627
Derivatives (n)
Futures Contracts	4,900,708	—	—	4,900,708
Credit Default Swap Contracts	—	141,223	—	141,223
Forward Foreign Currency Contracts	—	3,794	—	3,794
Total	$378,342,566	$382,404,286	$889,297	$761,636,149
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(686,124)	$—	$—	$(686,124)
Credit Default Swap Contracts	—	(95,843)	—	(95,843)
Interest Rate Swap Contracts	—	(59,552)	—	(59,552)
Forward Foreign Currency Contracts	—	(115,161)	—	(115,161)
Total	$(686,124)	$(270,556)	$—	$(956,680)

(m)	See Investment Portfolio for additional detailed categorizations.
(n)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 45,380	$ —
Equity Contracts	$ 3,607,324	$ —	$ —
Foreign Currency Contracts	$ —	$ —	$ (111,367)
Interest Rate Contracts	$ 607,260	$ (59,552)	$ —
Total Return Contracts	$ —	$ —	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019